S000006639 [Member] Investment Objectives and Goals - Loomis Sayles Securitized Asset Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Securitized Asset Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.